Segmented Information - Schedule of external revenues are attributed by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Revenue from digital currency mining	$ 20,765	$ 22,514	$ 50,401	$ 45,858
High performance computing hosting			4,488	474
Total revenue	$ 22,648	$ 22,767	54,889	46,332
Canada [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Sweden [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Iceland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Paraguay [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			0	0
High performance computing hosting			0	0
Total revenue			0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining			50,401	45,858
High performance computing hosting			4,488	474
Total revenue			$ 54,889	$ 46,332